SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Treasury Stock—Under Dutch law and our Articles of Association, we may hold no more than 10% of our issued share capital at any time.
AOCI—The following table presents changes in AOCI, net of tax, by component, during 2016:

	Year Ended December 31, 2016
	Currency Translation Adjustment (1)	Unrealized Fair Value Of Cash Flow Hedges	Defined Benefit Pension and Other Postretirement Plans	Total
Balance at December 31, 2015	$(209,281)	$(967)	$(83,792)	$(294,040)
OCI before reclassifications	(55,281)	33	(48,833)	(104,081)
Amounts reclassified from AOCI	—	721	1,784	2,505
Net OCI	(55,281)	754	(47,049)	(101,576)
Balance at December 31, 2016	$(264,562)	$(213)	$(130,841)	$(395,616)

(1)	During 2016, the currency translation adjustment component of AOCI was unfavorably impacted by net movements in the Australian Dollar, British Pound, and Euro exchange rates against the U.S. Dollar.
The following table presents reclassification of AOCI into earnings, net of tax, for each component, during 2016:

Amount Reclassified From AOCI
Unrealized Fair Value Of Cash Flow Hedges (1)
Interest rate derivatives (interest expense)	$510
Foreign currency derivatives (cost of revenue)	835
Total before tax	$1,345
Tax	(624)
Total net of tax	$721
Defined Benefit Pension and Other Postretirement Plans (2)
Amortization of prior service credits for continuing operations	$(606)
Recognized net actuarial losses for continuing operations	1,713
Amortization of prior service credits for discontinued operations	$(11)
Recognized net actuarial losses for discontinued operations	645
Total before tax	$1,741
Tax	43
Total net of tax	$1,784

(1)	See Note 11 for further discussion of our cash flow hedges, including the total value reclassified from AOCI to earnings.

(2)	See Note 12 for further discussion of our defined benefit and other postretirement plans, including the components of net periodic benefit cost.
Other—Changes in common stock, APIC and treasury stock during 2016 and 2015 primarily relate to activity associated with our stock-based compensation plans and share repurchases.